Balance Sheet Components - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Goodwill [Roll Forward]
Beginning of period	$ 88,393	$ 88,393
Acquisition	14,826	0
End of period	$ 103,219	$ 88,393